RETIREMENT BENEFIT PLANS - Total Defined Benefit Plan Amount Charged to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net interest income	£ (34)	£ (54)	£ (30)
Current service cost	13	13	30
Administration costs	9	7	9
Total	(12)	(33)	9
Past service and GMP costs
Disclosure of net defined benefit liability (asset) [line items]
Past service and GMP costs	£ 0	£ 1	£ 0